Shareholder Report, Holdings (Details)	Dec. 31, 2025
Manor Fund | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Manor Fund | App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Manor Fund | Vertiv Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Manor Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Manor Fund | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Manor Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Manor Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Manor Fund | Bookings Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Manor Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Manor Fund | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Manor Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.77%
Manor Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
Manor Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Manor Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Manor Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.52%
Manor Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
Manor Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%
Manor Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Manor Fund | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Manor Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.97%
Growth Fund | App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Growth Fund | Vertiv Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Growth Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Growth Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Growth Fund | Eli Lilly [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Growth Fund | United Rentals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Growth Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Growth Fund | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Growth Fund | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Growth Fund | Apollo Global Management Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.47%
Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.28%
Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.46%
Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Growth Fund | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Bond Fund | U S Treasury Note 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.22%
Bond Fund | U S Treasury Note 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.33%
Bond Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Bond Fund | U S Treasury Note 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.31%
Bond Fund | U S Treasury Note 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
Bond Fund | U S Treasury Note 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%
Bond Fund | U S Treas Note 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Bond Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Bond Fund | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.92%